RELATED PARTY TRANSACTIONS (Schedule of Related Party Transactions) (Details) - USD ($)	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Silvercorp [Member]
Disclosure of transactions between related parties [line items]
Due from related parties	$ 50,378	$ 62,182	$ 68,151